Investments Hybrid Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Hybrid Securities [Line Items]
Hybrid securities	$ 1,221.7	$ 1,235.3
Corporate debt securities
Hybrid Securities [Line Items]
Hybrid securities	535.4	479.1
Residential mortgage-backed securities
Hybrid Securities [Line Items]
Hybrid securities	509.6	536.2
Other asset-backed securities
Hybrid Securities [Line Items]
Hybrid securities	42.0	89.2
Redeemable preferred stocks
Hybrid Securities [Line Items]
Hybrid securities	$ 134.7	$ 130.8